UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2017

Capital Preservation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2017
Yields
7-Day Current Yield	0.61%
7-Day Effective Yield	0.61%

Portfolio at a Glance
Weighted Average Maturity	45 days
Weighted Average Life	67 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	52%
31-90 days	40%
91-180 days	4%
More than 180 days	4%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.20	$2.41	0.48%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY NOTES(1) — 20.5%
U.S. Treasury Notes, 0.875%, 10/15/17	$75,000,000	$74,990,578
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,499,573
U.S. Treasury Notes, 0.625%, 11/30/17	25,000,000	24,983,039
U.S. Treasury Notes, 0.75%, 12/31/17	12,000,000	11,988,056
U.S. Treasury Notes, 1.00%, 12/31/17	25,000,000	24,994,186
U.S. Treasury Notes, 0.875%, 1/15/18	25,000,000	24,985,393
U.S. Treasury Notes, 2.875%, 3/31/18	25,000,000	25,209,242
U.S. Treasury Notes, VRN, 1.22%, 10/3/17, resets daily off the 3-month LIBOR plus 0.17%	25,000,000	25,000,425
U.S. Treasury Notes, VRN, 1.23%, 10/3/17, resets daily off the 3-month LIBOR plus 0.17%	50,000,000	50,006,906
U.S. Treasury Notes, VRN, 1.24%, 10/3/17, resets daily off the 3-month LIBOR plus 0.19%	90,000,000	90,001,744
U.S. Treasury Notes, VRN, 1.32%, 10/3/17, resets daily off the 3-month LIBOR plus 0.27%	7,026,000	7,026,925
U.S. Treasury Notes, VRN, 1.11%, 10/3/17, resets daily off the 3-month LIBOR plus 0.06%	7,182,000	7,181,990
U.S. Treasury STRIPS - COUPON, 1.19%, 1/31/18	4,092,000	4,075,805
U.S. Treasury STRIPS - COUPON, 1.22%, 5/15/18	50,000,000	49,622,455
U.S. Treasury STRIPS - COUPON, 1.31%, 8/15/18	10,000,000	9,887,602
TOTAL U.S. TREASURY NOTES		431,453,919
U.S. TREASURY BILLS(1) — 70.5%
U.S. Treasury Bills, 1.06%, 10/5/17	223,000,000	222,971,037
U.S. Treasury Bills, 1.05%, 10/12/17	185,000,000	184,941,494
U.S. Treasury Bills, 0.96%, 10/19/17	250,000,000	249,871,374
U.S. Treasury Bills, 1.08%, 11/2/17	100,000,000	99,905,444
U.S. Treasury Bills, 1.14%, 11/9/17	50,000,000	49,939,333
U.S. Treasury Bills, 1.04%, 11/16/17	39,780,000	39,728,153
U.S. Treasury Bills, 1.02%, 11/24/17	145,000,000	144,782,500
U.S. Treasury Bills, 1.04%, 12/7/17	100,000,000	99,810,167
U.S. Treasury Bills, 1.05%, 12/14/17	150,000,000	149,680,875
U.S. Treasury Bills, 1.06%, 12/21/17	90,000,000	89,788,388
U.S. Treasury Bills, 1.13%, 12/28/17	125,000,000	124,660,833
U.S. Treasury Bills, 1.11%, 2/22/18	25,000,000	24,891,000
TOTAL U.S. TREASURY BILLS		1,480,970,598
TOTAL INVESTMENT SECURITIES — 91.0%		1,912,424,517
OTHER ASSETS AND LIABILITIES — 9.0%		188,058,119
TOTAL NET ASSETS — 100.0%		$2,100,482,636

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,912,424,517
Cash	131,991,369
Receivable for investments sold	54,005,551
Receivable for capital shares sold	2,131,608
Interest receivable	1,775,156
2,102,328,201

Liabilities
Payable for capital shares redeemed	1,028,846
Accrued management fees	816,719
1,845,565

Net Assets	$2,100,482,636

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,100,536,743

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,100,539,633
Undistributed net investment income	4,021
Accumulated net realized loss	(61,018)
$2,100,482,636

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,931,098

Expenses:
Management fees	5,067,835
Trustees' fees and expenses	73,515
Other expenses	1,281
5,142,631

Net investment income (loss)	4,788,467

Net realized gain (loss) on investment transactions	(61,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,727,449

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$4,788,467	$646,797
Net realized gain (loss)	(61,018)	5,802
Net increase (decrease) in net assets resulting from operations	4,727,449	652,599

Distributions to Shareholders
From net investment income	(4,786,042)	(646,797)
From net realized gains	—	(38,100)
Decrease in net assets from distributions	(4,786,042)	(684,897)

Capital Share Transactions
Proceeds from shares sold	264,331,482	756,945,561
Proceeds from reinvestment of distributions	4,720,254	684,897
Payments for shares redeemed	(383,561,092)	(786,310,115)
Net increase (decrease) in net assets from capital share transactions	(114,509,356)	(28,679,657)

Net increase (decrease) in net assets	(114,567,949)	(28,711,955)

Net Assets
Beginning of period	2,215,050,585	2,243,762,540
End of period	$2,100,482,636	$2,215,050,585

Undistributed net investment income	$4,021	$1,596

Transactions in Shares of the Fund
Sold	264,331,482	756,945,561
Issued in reinvestment of distributions	4,720,254	684,897
Redeemed	(383,561,092)	(786,310,115)
Net increase (decrease) in shares of the fund	(114,509,356)	(28,679,657)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2017 was 0.47%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.22%	0.48%(4)	0.48%(4)	0.44%(4)	0.44%(4)	$2,100,483
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.39%	0.48%	0.03%	(0.06)%	$2,215,051
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%	0.48%	0.01%	(0.34)%	$2,243,763
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%	0.48%	0.01%	(0.43)%	$2,355,574
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,536,874
2013	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.09%	0.48%	0.01%	(0.38)%	$2,643,948

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2017 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the ten-year period and in the second quartile of its peer group for the one-, three- and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 1711

Semiannual Report

September 30, 2017

Ginnie Mae Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	4.3 years
Weighted Average Life	5.9 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	96.6%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	9.8%
Temporary Cash Investments	19.1%
Other Assets and Liabilities	(25.5)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.80	$2.77	0.55%
I Class	$1,000	$1,010.70(2)	$2.16(3)	0.45%
A Class	$1,000	$1,010.60	$4.03	0.80%
C Class	$1,000	$1,006.80	$7.80	1.55%
R Class	$1,000	$1,009.30	$5.29	1.05%
R5 Class	$1,000	$1,012.80	$1.77	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81(4)	$2.28(4)	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 96.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 2.2%
GNMA VRN, 2.125%, 10/20/17	$3,622,073	$3,773,812
GNMA VRN, 2.25%, 10/20/17	4,892,297	5,091,725
GNMA, VRN, 2.375%, 10/20/17	5,963,438	6,217,592
GNMA, VRN, 2.625%, 10/20/17	8,162,202	8,523,881
		23,607,010
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 94.4%
GNMA, 2.50%, 6/20/46 to 7/20/46	41,620,699	40,836,505
GNMA, 3.00%, 10/23/17(2)	170,000,000	172,324,226
GNMA, 3.00%, 2/20/43 to 7/20/45	37,783,104	38,526,398
GNMA, 3.50%, 10/23/17(2)	90,000,000	93,543,753
GNMA, 3.50%, 12/20/41 to 12/20/44	247,548,416	258,669,207
GNMA, 3.50%, 4/20/43(3)	24,424,889	25,534,190
GNMA, 4.00%, 12/20/39 to 5/15/42	107,598,011	114,129,000
GNMA, 4.50%, 7/15/33 to 3/20/42	69,210,980	74,659,175
GNMA, 5.00%, 6/15/33 to 5/20/41	57,002,109	62,551,618
GNMA, 5.50%, 4/15/33 to 8/15/39	57,971,288	64,841,416
GNMA, 6.00%, 2/20/26 to 2/20/39	24,774,608	28,154,836
GNMA, 6.50%, 9/20/23 to 11/15/38	3,647,921	4,211,335
GNMA, 7.00%, 12/20/25 to 12/20/29	611,831	718,109
GNMA, 7.25%, 4/15/23 to 6/15/23	29,115	29,567
GNMA, 7.50%, 12/20/23 to 2/20/31	128,625	155,786
GNMA, 7.75%, 11/15/22	9,037	9,067
GNMA, 7.77%, 4/15/20 to 6/15/20	55,365	56,054
GNMA, 7.89%, 9/20/22	6,223	6,243
GNMA, 7.98%, 6/15/19	2,834	2,841
GNMA, 8.00%, 11/15/21 to 7/20/30	529,394	551,639
GNMA, 8.25%, 4/20/21 to 2/15/22	108,277	109,637
GNMA, 8.50%, 4/15/18 to 12/15/30	371,843	402,965
GNMA, 8.75%, 6/20/21 to 7/15/27	54,132	54,889
GNMA, 9.00%, 4/15/18 to 1/15/25	125,591	129,862
GNMA, 9.25%, 6/20/21 to 3/15/25	37,326	37,860
GNMA, 9.50%, 3/15/18 to 7/20/25	111,170	113,119
GNMA, 9.75%, 12/15/18 to 11/20/21	31,404	31,984
GNMA, 10.00%, 2/15/18 to 8/15/21	818	827
GNMA, 10.25%, 2/15/19	1,760	1,769
GNMA, 10.50%, 4/20/19	4	4
GNMA, 11.00%, 9/15/18 to 6/15/20	12,309	12,378
		980,406,259
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $996,810,288)		1,004,013,269

6

	Principal Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.8%
GNMA, Series 2000-22, Class FG, VRN, 1.43%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.20%	$3,516	$3,521
GNMA, Series 2001-59, Class FD, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	417,199	418,930
GNMA, Series 2001-62, Class FB, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	863,282	868,558
GNMA, Series 2002-13, Class FA, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	558,912	562,695
GNMA, Series 2002-24, Class FA, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	1,165,823	1,175,550
GNMA, Series 2002-29, Class FA SEQ, VRN, 1.59%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.35%	454,969	457,581
GNMA, Series 2002-31, Class FW, VRN, 1.63%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.40%	342,099	343,836
GNMA, Series 2003-110, Class F, VRN, 1.64%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.40%	1,543,890	1,547,564
GNMA, Series 2003-42, Class FW, VRN, 1.59%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.35%	618,770	619,261
GNMA, Series 2003-66, Class HF, VRN, 1.69%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.45%	925,137	932,191
GNMA, Series 2004-39, Class XF SEQ, VRN, 1.48%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.25%	543,510	543,938
GNMA, Series 2004-76, Class F, VRN, 1.64%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.40%	1,340,697	1,343,786
GNMA, Series 2005-13, Class FA, VRN, 1.44%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.20%	3,429,386	3,392,463
GNMA, Series 2007-5, Class FA, VRN, 1.38%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.14%	3,260,965	3,250,722
GNMA, Series 2007-58, Class FC, VRN, 1.74%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.50%	1,995,860	2,004,644
GNMA, Series 2007-74, Class FL, VRN, 1.69%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.46%	4,740,503	4,760,041
GNMA, Series 2008-18, Class FH, VRN, 1.84%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.60%	2,843,164	2,867,079
GNMA, Series 2008-2, Class LF, VRN, 1.70%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.46%	2,129,580	2,137,434
GNMA, Series 2008-27, Class FB, VRN, 1.79%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.55%	4,971,648	5,034,028
GNMA, Series 2008-61, Class KF, VRN, 1.91%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.67%	2,464,582	2,508,277
GNMA, Series 2008-73, Class FK, VRN, 2.00%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.76%	3,344,465	3,420,034
GNMA, Series 2008-75, Class F, VRN, 1.77%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.53%	3,886,413	3,916,802
GNMA, Series 2008-88, Class UF, VRN, 2.24%, 10/20/17, resets monthly off the 1-month LIBOR plus 1.00%	2,248,390	2,311,890
GNMA, Series 2009-109, Class FA, VRN, 1.63%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.40%	170,912	170,976
GNMA, Series 2009-127, Class FA, VRN, 1.79%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.55%	3,189,309	3,205,596
GNMA, Series 2009-76, Class FB, VRN, 1.83%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.60%	2,244,809	2,264,389
GNMA, Series 2009-92, Class FJ, VRN, 1.91%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.68%	1,392,556	1,408,306
GNMA, Series 2010-14, Class QF, VRN, 1.68%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.45%	10,088,580	10,128,123

7

	Principal Amount/Shares	Value
GNMA, Series 2010-25, Class FB, VRN, 1.78%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.55%	$7,687,890	$7,740,025
GNMA, Series 2012-105, Class FE, VRN, 1.54%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.30%	7,514,956	7,502,422
GNMA, Series 2015-111, Class FK, VRN, 1.44%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.20%	8,351,605	8,327,449
GNMA, Series 2015-80, Class YF, VRN, 1.66%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.43%	11,935,864	11,975,204
GNMA, Series 2016-68, Class MF, VRN, 1.54%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.30%	4,394,773	4,391,855
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $101,473,875)		101,535,170
TEMPORARY CASH INVESTMENTS — 19.1%
Federal Home Loan Bank Discount Notes, 0.71%, 10/2/17(4)	50,000,000	50,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $78,353,926), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $76,836,006)		76,829,924
State Street Institutional U.S. Government Money Market Fund, Premier Class	71,423,736	71,423,736
TOTAL TEMPORARY CASH INVESTMENTS (Cost $198,252,688)		198,253,660
TOTAL INVESTMENT SECURITIES — 125.5% (Cost $1,296,536,851)		1,303,802,099
OTHER ASSETS AND LIABILITIES(5) — (25.5)%		(265,068,185)
TOTAL NET ASSETS — 100.0%		$1,038,733,914

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments. At the period end, the aggregate value of securities pledged was $568,066.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,296,536,851)	$1,303,802,099
Receivable for capital shares sold	844,352
Interest receivable	2,877,896
1,307,524,347

Liabilities
Payable for investments purchased	267,166,960
Payable for capital shares redeemed	1,038,907
Accrued management fees	448,273
Distribution and service fees payable	17,511
Dividends payable	118,782
268,790,433

Net Assets	$1,038,733,914

Net Assets Consist of:
Capital paid in	$1,078,414,667
Distributions in excess of net investment income	(4,111,180)
Accumulated net realized loss	(42,834,821)
Net unrealized appreciation	7,265,248
$1,038,733,914

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$890,053,632	84,687,250	$10.51
I Class	$3,210,094	305,383	$10.51
A Class	$36,026,411	3,427,647	$10.51*
C Class	$7,618,835	724,801	$10.51
R Class	$9,144,962	870,532	$10.51
R5 Class	$92,679,980	8,819,040	$10.51
*Maximum offering price $11.01 (net asset value divided by 0.955).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,274,126

Expenses:
Management fees	2,787,115
Distribution and service fees:
A Class	50,146
C Class	37,935
R Class	20,112
Trustees' fees and expenses	35,626
Other expenses	4,386
2,935,320

Net investment income (loss)	8,338,806

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,796,743
Change in net unrealized appreciation (depreciation) on investments	(3,848,216)

Net realized and unrealized gain (loss)	3,948,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,287,333

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$8,338,806	$16,031,150
Net realized gain (loss)	7,796,743	(1,935,938)
Change in net unrealized appreciation (depreciation)	(3,848,216)	(17,876,459)
Net increase (decrease) in net assets resulting from operations	12,287,333	(3,781,247)

Distributions to Shareholders
From net investment income:
Investor Class	(10,746,368)	(23,684,712)
I Class	(23,586)	—
A Class	(421,016)	(1,518,449)
C Class	(51,034)	(148,678)
R Class	(74,185)	(145,550)
R5 Class	(1,136,116)	(1,886,335)
Decrease in net assets from distributions	(12,452,305)	(27,383,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(41,713,791)	(88,851,037)

Net increase (decrease) in net assets	(41,878,763)	(120,016,008)

Net Assets
Beginning of period	1,080,612,677	1,200,628,685
End of period	$1,038,733,914	$1,080,612,677

Undistributed (distributions in excess of) net investment income	$(4,111,180)	$2,319

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class (formerly Institutional Class). The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $1,592,853,955 and $1,688,143,180, respectively, all of which are U.S. Treasury and Government Agency obligations.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,655,057	59,560,436	10,981,033	117,486,918
Issued in reinvestment of distributions	925,353	9,739,085	2,023,938	21,646,319
Redeemed	(10,091,225)	(106,261,271)	(20,615,138)	(219,893,414)
	(3,510,815)	(36,961,750)	(7,610,167)	(80,760,177)
I Class			N/A
Sold	394,730	4,167,298
Issued in reinvestment of distributions	2,049	21,544
Redeemed	(91,396)	(962,161)
	305,383	3,226,681
A Class
Sold	377,829	3,979,020	1,949,527	20,860,685
Issued in reinvestment of distributions	28,048	295,222	114,085	1,221,218
Redeemed	(1,797,937)	(18,930,535)	(4,288,505)	(45,492,104)
	(1,392,060)	(14,656,293)	(2,224,893)	(23,410,201)
C Class
Sold	94,842	998,083	161,497	1,735,229
Issued in reinvestment of distributions	4,204	44,247	11,822	126,651
Redeemed	(82,394)	(867,565)	(553,206)	(5,883,514)
	16,652	174,765	(379,887)	(4,021,634)
R Class
Sold	260,131	2,735,753	532,628	5,697,354
Issued in reinvestment of distributions	6,333	66,634	12,228	130,739
Redeemed	(103,413)	(1,088,146)	(473,788)	(5,059,074)
	163,051	1,714,241	71,068	769,019
R5 Class
Sold	1,301,307	13,701,804	3,503,749	36,959,706
Issued in reinvestment of distributions	105,019	1,105,093	171,790	1,835,564
Redeemed	(951,212)	(10,018,332)	(1,903,638)	(20,223,314)
	455,114	4,788,565	1,771,901	18,571,956
Net increase (decrease)	(3,962,675)	(41,713,791)	(8,371,978)	(88,851,037)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,004,013,269	—
U.S. Government Agency Collateralized Mortgage Obligations	—	101,535,170	—
Temporary Cash Investments	$71,423,736	126,829,924	—
	$71,423,736	$1,232,378,363	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,296,536,851
Gross tax appreciation of investments	$15,455,027
Gross tax depreciation of investments	(8,189,779)
Net tax appreciation (depreciation) of investments	$7,265,248

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(10,570,969) and accumulated long-term capital losses of $(40,049,572), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.51	0.08	0.04	0.12	(0.12)	$10.51	1.18%	0.55%(4)	1.57%(4)	138%	$890,054
2017	$10.80	0.15	(0.19)	(0.04)	(0.25)	$10.51	(0.35)%	0.55%	1.40%	257%	$927,150
2016	$10.89	0.15	0.01	0.16	(0.25)	$10.80	1.53%	0.55%	1.42%	308%	$1,034,732
2015	$10.70	0.17	0.28	0.45	(0.26)	$10.89	4.28%	0.55%	1.59%	306%	$1,089,566
2014	$11.10	0.17	(0.29)	(0.12)	(0.28)	$10.70	(1.02)%	0.55%	1.62%	264%	$1,143,697
2013	$11.21	0.25	(0.01)	0.24	(0.35)	$11.10	2.16%	0.55%	2.26%	237%	$1,519,666
I Class
2017(5)	$10.52	0.09	0.02	0.11	(0.12)	$10.51	1.07%	0.45%(4)	1.76%(4)	138%(6)	$3,210
A Class
2017(3)	$10.51	0.07	0.04	0.11	(0.11)	$10.51	1.06%	0.80%(4)	1.32%(4)	138%	$36,026
2017	$10.80	0.12	(0.18)	(0.06)	(0.23)	$10.51	(0.60)%	0.80%	1.15%	257%	$50,667
2016	$10.89	0.12	0.02	0.14	(0.23)	$10.80	1.28%	0.80%	1.17%	308%	$76,083
2015	$10.70	0.14	0.29	0.43	(0.24)	$10.89	4.02%	0.80%	1.34%	306%	$248,705
2014	$11.10	0.15	(0.29)	(0.14)	(0.26)	$10.70	(1.27)%	0.80%	1.37%	264%	$249,327
2013	$11.21	0.22	(0.01)	0.21	(0.32)	$11.10	1.90%	0.80%	2.01%	237%	$310,736

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$10.51	0.03	0.04	0.07	(0.07)	$10.51	0.68%	1.55%(4)	0.57%(4)	138%	$7,619
2017	$10.80	0.04	(0.18)	(0.14)	(0.15)	$10.51	(1.34)%	1.55%	0.40%	257%	$7,445
2016	$10.89	0.04	0.02	0.06	(0.15)	$10.80	0.52%	1.55%	0.42%	308%	$11,753
2015	$10.71	0.06	0.28	0.34	(0.16)	$10.89	3.15%	1.55%	0.59%	306%	$12,560
2014	$11.10	0.07	(0.28)	(0.21)	(0.18)	$10.71	(1.91)%	1.55%	0.62%	264%	$16,706
2013	$11.21	0.14	(0.01)	0.13	(0.24)	$11.10	1.14%	1.55%	1.26%	237%	$33,287
R Class
2017(3)	$10.51	0.06	0.04	0.10	(0.10)	$10.51	0.93%	1.05%(4)	1.07%(4)	138%	$9,145
2017	$10.80	0.10	(0.19)	(0.09)	(0.20)	$10.51	(0.84)%	1.05%	0.90%	257%	$7,434
2016	$10.89	0.10	0.01	0.11	(0.20)	$10.80	1.03%	1.05%	0.92%	308%	$6,870
2015	$10.70	0.12	0.28	0.40	(0.21)	$10.89	3.76%	1.05%	1.09%	306%	$5,059
2014	$11.09	0.12	(0.28)	(0.16)	(0.23)	$10.70	(1.43)%	1.05%	1.12%	264%	$4,425
2013	$11.21	0.20	(0.03)	0.17	(0.29)	$11.09	1.56%	1.05%	1.76%	237%	$4,773
R5 Class(7)
2017(3)	$10.51	0.09	0.04	0.13	(0.13)	$10.51	1.28%	0.35%(4)	1.77%(4)	138%	$92,680
2017	$10.80	0.17	(0.18)	(0.01)	(0.28)	$10.51	(0.15)%	0.35%	1.60%	257%	$87,916
2016	$10.89	0.17	0.01	0.18	(0.27)	$10.80	1.73%	0.35%	1.62%	308%	$71,190
2015	$10.70	0.19	0.28	0.47	(0.28)	$10.89	4.49%	0.35%	1.79%	306%	$57,037
2014	$11.10	0.20	(0.29)	(0.09)	(0.31)	$10.70	(0.83)%	0.35%	1.82%	264%	$45,757
2013	$11.21	0.27	(0.01)	0.26	(0.37)	$11.10	2.36%	0.35%	2.46%	237%	$62,075

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 1711

Semiannual Report

September 30, 2017

Government Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	5.3 years
Weighted Average Life	7.1 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	45.4%
U.S. Treasury Securities and Equivalents	34.3%
Collateralized Mortgage Obligations	23.9%
U.S. Government Agency Securities	3.0%
Temporary Cash Investments	5.9%
Other Assets and Liabilities	(12.5)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,014.30	$2.37	0.47%
I Class	$1,000	$1,012.30(2)	$1.77(3)	0.37%
A Class	$1,000	$1,013.00	$3.63	0.72%
C Class	$1,000	$1,009.20	$7.40	1.47%
R Class	$1,000	$1,011.80	$4.89	0.97%
R5 Class	$1,000	$1,015.30	$1.36	0.27%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21(4)	$1.88(4)	0.37%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 45.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 9.2%
FHLMC, VRN, 2.07%, 10/15/17	$2,162,674	$2,192,098
FHLMC, VRN, 2.15%, 10/15/17	1,122,649	1,164,487
FHLMC, VRN, 2.32%, 10/15/17	2,186,615	2,206,229
FHLMC, VRN, 2.37%, 10/15/17	1,960,813	1,988,640
FHLMC, VRN, 2.48%, 10/15/17	2,180,121	2,236,607
FHLMC, VRN, 2.59%, 10/15/17	1,897,379	1,929,254
FHLMC, VRN, 2.61%, 10/15/17	2,361,487	2,458,015
FHLMC, VRN, 2.86%, 10/15/17	2,397,243	2,443,293
FHLMC, VRN, 2.94%, 10/15/17	1,457,141	1,536,695
FHLMC, VRN, 3.07%, 10/15/17	899,446	948,441
FHLMC, VRN, 3.09%, 10/15/17	2,500,000	2,570,135
FHLMC, VRN, 3.10%, 10/15/17	576,112	607,924
FHLMC, VRN, 3.21%, 10/15/17	1,602,454	1,652,014
FHLMC, VRN, 3.58%, 10/15/17	307,345	323,934
FHLMC, VRN, 3.58%, 10/15/17	604,027	641,259
FHLMC, VRN, 3.63%, 10/15/17	833,506	878,038
FHLMC, VRN, 3.63%, 10/15/17	378,958	398,499
FHLMC, VRN, 3.76%, 10/15/17	1,579,645	1,641,610
FHLMC, VRN, 4.06%, 10/15/17	298,559	309,805
FNMA, VRN, 2.29%, 10/25/17	2,261,552	2,335,815
FNMA, VRN, 2.36%, 10/25/17	1,392,931	1,413,685
FNMA, VRN, 2.62%, 10/25/17	2,528,817	2,570,153
FNMA, VRN, 2.66%, 10/25/17	3,306,783	3,377,102
FNMA, VRN, 2.72%, 10/25/17	2,845,908	2,912,134
FNMA, VRN, 2.75%, 10/25/17	5,215,783	5,308,920
FNMA, VRN, 2.77%, 10/25/17	4,408,714	4,486,162
FNMA, VRN, 2.78%, 10/25/17	1,996,954	2,037,995
FNMA, VRN, 2.80%, 10/25/17	1,136,957	1,185,108
FNMA, VRN, 2.94%, 10/25/17	941,568	975,581
FNMA, VRN, 2.94%, 10/25/17	1,214,624	1,259,078
FNMA, VRN, 2.94%, 10/25/17	948,304	983,776
FNMA, VRN, 2.94%, 10/25/17	950,232	985,677
FNMA, VRN, 2.96%, 10/25/17	1,415,161	1,465,748
FNMA, VRN, 3.01%, 10/25/17	1,561,862	1,609,704
FNMA, VRN, 3.18%, 10/25/17	2,953,323	3,030,228
FNMA, VRN, 3.20%, 10/25/17	1,915,662	1,961,524
FNMA, VRN, 3.26%, 10/25/17	1,965,071	2,035,323
FNMA, VRN, 3.28%, 10/25/17	961,890	1,007,973
FNMA, VRN, 3.32%, 10/25/17	396,386	413,825
FNMA, VRN, 3.33%, 10/25/17	1,773,049	1,838,935
FNMA, VRN, 3.49%, 10/25/17	1,046,096	1,104,085

6

	Principal Amount	Value
FNMA, VRN, 3.49%, 10/25/17	$495,548	$525,571
GNMA, VRN, 2.125%, 10/20/17	902,060	941,569
GNMA, VRN, 2.25%, 10/20/17	180,342	185,768
GNMA, VRN, 2.25%, 10/20/17	476,866	493,825
GNMA, VRN, 2.25%, 10/20/17	998,041	1,039,551
GNMA, VRN, 2.25%, 10/20/17	236,671	245,233
GNMA, VRN, 2.375%, 10/20/17	598,950	624,207
GNMA, VRN, 2.375%, 10/20/17	1,122,959	1,169,605
GNMA, VRN, 2.75%, 10/20/17	630,916	670,653
		78,321,490
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 36.2%
FHLMC, 4.50%, 1/1/19	64,931	66,417
FHLMC, 5.00%, 5/1/23	1,484,708	1,576,478
FHLMC, 5.50%, 10/1/34	284,434	316,358
FHLMC, 5.50%, 4/1/38	2,509,250	2,796,567
FHLMC, 4.00%, 12/1/40	1,633,930	1,741,713
FHLMC, 3.00%, 2/1/43	9,391,270	9,479,455
FHLMC, 6.50%, 7/1/47	16,494	17,683
FNMA, 3.00%, 10/12/17(3)	42,500,000	42,619,533
FNMA, 3.50%, 10/12/17(3)	34,160,000	35,204,815
FNMA, 4.50%, 6/1/18	23,735	24,286
FNMA, 4.50%, 5/1/19	278,119	284,575
FNMA, 5.00%, 9/1/20	46,194	47,288
FNMA, 4.50%, 11/1/20	35,733	36,643
FNMA, 6.50%, 3/1/32	82,011	93,306
FNMA, 7.00%, 6/1/32	96,435	111,588
FNMA, 6.50%, 8/1/32	89,714	102,037
FNMA, 5.50%, 7/1/33	631,220	706,645
FNMA, 5.00%, 11/1/33	3,648,056	4,021,378
FNMA, 6.00%, 12/1/33	2,416,912	2,755,676
FNMA, 5.50%, 8/1/34	2,505,024	2,810,049
FNMA, 5.50%, 9/1/34	161,067	178,102
FNMA, 5.50%, 10/1/34	1,269,925	1,422,879
FNMA, 5.00%, 8/1/35	456,016	502,358
FNMA, 5.50%, 1/1/36	2,770,735	3,106,898
FNMA, 5.00%, 2/1/36	264,918	292,068
FNMA, 5.50%, 4/1/36	677,125	758,836
FNMA, 5.00%, 5/1/36	1,177,448	1,297,587
FNMA, 5.50%, 12/1/36	387,896	432,721
FNMA, 5.50%, 2/1/37	1,487,087	1,663,175
FNMA, 6.50%, 8/1/37	261,507	292,538
FNMA, 6.00%, 9/1/37	545,392	620,280
FNMA, 6.00%, 11/1/37	2,785,545	3,160,932
FNMA, 6.00%, 9/1/38	130,581	136,568
FNMA, 4.50%, 2/1/39	1,196,262	1,287,607
FNMA, 4.50%, 4/1/39	800,390	873,834
FNMA, 4.50%, 5/1/39	2,037,789	2,224,712

7

	Principal Amount	Value
FNMA, 6.50%, 5/1/39	$1,813,747	$2,130,631
FNMA, 4.50%, 10/1/39	3,391,889	3,703,218
FNMA, 4.50%, 3/1/40	5,162,466	5,621,743
FNMA, 4.00%, 10/1/40	3,544,558	3,795,592
FNMA, 4.50%, 11/1/40	2,881,544	3,137,571
FNMA, 4.50%, 6/1/41	3,570,400	3,885,694
FNMA, 4.00%, 8/1/41	3,343,581	3,567,418
FNMA, 4.50%, 9/1/41	1,758,496	1,900,832
FNMA, 3.50%, 10/1/41	3,835,155	3,971,458
FNMA, 4.00%, 12/1/41	7,494,567	7,937,814
FNMA, 3.50%, 5/1/42	2,462,012	2,551,187
FNMA, 3.50%, 6/1/42	2,371,374	2,459,570
FNMA, 3.50%, 9/1/42	2,405,778	2,492,206
FNMA, 3.50%, 12/1/42	4,171,160	4,316,668
FNMA, 3.50%, 11/1/45	3,889,349	4,012,149
FNMA, 3.50%, 11/1/45	3,909,572	4,033,011
FNMA, 4.00%, 11/1/45	5,615,909	5,915,777
FNMA, 4.00%, 2/1/46	7,357,521	7,749,529
FNMA, 3.50%, 3/1/46	4,588,943	4,733,832
FNMA, 4.00%, 4/1/46	16,916,924	17,823,224
FNMA, 3.50%, 5/1/46	4,698,610	4,846,962
FNMA, 6.50%, 8/1/47	31,981	34,490
FNMA, 6.50%, 9/1/47	37,578	40,359
FNMA, 6.50%, 9/1/47	2,749	2,962
FNMA, 6.50%, 9/1/47	54,295	58,399
FNMA, 6.50%, 9/1/47	14,484	15,542
FNMA, 6.00%, 4/1/48	319,915	348,747
GNMA, 2.50%, 10/23/17(3)	8,100,000	7,938,189
GNMA, 3.50%, 10/23/17(3)	5,000,000	5,196,875
GNMA, 5.50%, 12/20/38	1,561,199	1,719,911
GNMA, 6.00%, 1/20/39	424,777	481,846
GNMA, 5.00%, 3/20/39	2,150,201	2,351,095
GNMA, 5.50%, 3/20/39	819,109	904,161
GNMA, 5.50%, 4/20/39	1,522,158	1,682,272
GNMA, 4.50%, 1/15/40	1,362,484	1,463,150
GNMA, 4.00%, 11/20/40	6,033,966	6,388,861
GNMA, 4.00%, 12/15/40	1,239,969	1,314,637
GNMA, 4.50%, 7/20/41	5,397,350	5,805,249
GNMA, 3.50%, 6/20/42	7,833,229	8,196,144
GNMA, 3.50%, 7/20/42	5,971,333	6,242,509
GNMA, 4.50%, 8/20/42	4,552,834	4,897,891
GNMA, 4.00%, 9/20/45	8,040,748	8,515,640
GNMA, 2.50%, 6/20/46	9,244,503	9,070,339
GNMA, 2.50%, 7/20/46	11,804,111	11,581,664
		307,900,603
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $385,026,712)		386,222,093

8

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 34.3%
AID (Iraq), 2.15%, 1/18/22	$2,600,000	$2,617,391
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	13,304,030
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,835,039
U.S. Treasury Bonds, 3.50%, 2/15/39	3,300,000	3,725,004
U.S. Treasury Bonds, 4.375%, 11/15/39	4,000,000	5,088,906
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	789,492
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,917,891
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	846,109
U.S. Treasury Bonds, 3.125%, 2/15/42	1,400,000	1,480,199
U.S. Treasury Bonds, 3.00%, 5/15/42	2,400,000	2,481,797
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,802,392
U.S. Treasury Bonds, 2.875%, 5/15/43	6,040,000	6,085,890
U.S. Treasury Bonds, 3.125%, 8/15/44	19,000,000	20,035,352
U.S. Treasury Bonds, 3.00%, 11/15/44	10,000,000	10,300,195
U.S. Treasury Bonds, 2.50%, 2/15/45	8,000,000	7,458,750
U.S. Treasury Bonds, 3.00%, 5/15/45	6,400,000	6,587,250
U.S. Treasury Notes, 0.75%, 10/31/17	7,000,000	6,998,425
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,551,412
U.S. Treasury Notes, 1.125%, 1/31/19	41,000,000	40,846,250
U.S. Treasury Notes, 1.625%, 7/31/19	11,000,000	11,032,227
U.S. Treasury Notes, 1.75%, 9/30/19(4)	1,000,000	1,005,156
U.S. Treasury Notes, 1.50%, 11/30/19	4,900,000	4,899,426
U.S. Treasury Notes, 1.375%, 1/15/20	20,000,000	19,930,469
U.S. Treasury Notes, 1.375%, 2/29/20(4)	2,000,000	1,991,602
U.S. Treasury Notes, 1.375%, 3/31/20	6,500,000	6,469,658
U.S. Treasury Notes, 1.50%, 5/31/20	9,000,000	8,979,785
U.S. Treasury Notes, 1.375%, 10/31/20	2,700,000	2,677,482
U.S. Treasury Notes, 2.00%, 11/30/20	5,000,000	5,050,391
U.S. Treasury Notes, 2.125%, 1/31/21	3,000,000	3,041,543
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,658,447
U.S. Treasury Notes, 2.25%, 4/30/21	3,300,000	3,358,008
U.S. Treasury Notes, 1.875%, 4/30/22	3,700,000	3,695,881
U.S. Treasury Notes, 1.75%, 5/15/22	23,000,000	22,873,320
U.S. Treasury Notes, 1.625%, 8/15/22	11,500,000	11,350,635
U.S. Treasury Notes, 1.75%, 9/30/22	7,000,000	6,934,375
U.S. Treasury Notes, 2.00%, 2/15/23	10,000,000	10,004,492
U.S. Treasury Notes, 2.125%, 5/15/25	15,000,000	14,900,684
U.S. Treasury Notes, 2.25%, 11/15/25	1,200,000	1,199,649
U.S. Treasury Notes, 2.00%, 11/15/26	1,000,000	974,238
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $286,439,430)		291,779,242
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 23.9%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	224,822	226,254
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	269,249	270,037
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	644,289	649,499
FHLMC, Series 2812, Class MF, VRN, 1.68%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.45%	2,898,940	2,907,538

9

	Principal Amount	Value
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	$855,516	$908,119
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	2,109,096	2,249,423
FHLMC, Series 3149, Class LF, VRN, 1.53%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.30%	7,905,277	7,897,500
FHLMC, Series 3153, Class FJ, VRN, 1.61%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.38%	2,550,289	2,556,633
FHLMC, Series 3397, Class GF, VRN, 1.73%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.50%	1,153,233	1,160,225
FHLMC, Series 3417, Class FA, VRN, 1.73%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.50%	1,830,083	1,841,579
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,713,489
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,241,913
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	4,930,450	5,001,211
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,117,010
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,596,634
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,245,935
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	4,988,116	4,990,539
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,141,181
FHLMC, Series K726, Class A2, 2.91%, 4/25/24	6,900,000	7,060,305
FHLMC, Series KF29, Class A, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.36%	4,845,532	4,854,029
FHLMC, Series KF31, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	5,000,000	5,008,947
FHLMC, Series KF32, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	4,299,761	4,310,855
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	9,607,334
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	2,081,889	2,081,545
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	256,345	258,542
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	407,917	410,682
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	374,136	375,782
FNMA, Series 2005-103, Class FP, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	2,770,494	2,759,778
FNMA, Series 2007-36, Class FB, VRN, 1.64%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.40%	294,133	295,115
FNMA, Series 2008-9, Class FA, VRN, 1.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.50%	8,378,520	8,415,063
FNMA, Series 2009-89, Class FD, VRN, 1.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.60%	1,542,201	1,556,537
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.57%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.33%	77,765	77,813
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 10/1/17(2)	13,000,000	13,226,663
FNMA, Series 2015-M12, Class FA, VRN, 1.57%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.34%	8,722,690	8,739,220
FNMA, Series 2015-M8, Class FA, VRN, 1.40%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.17%	9,775,332	9,782,141
FNMA, Series 2016-11, Class FB, VRN, 1.79%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.55%	5,610,995	5,632,911
FNMA, Series 2016-M13, Class FA, VRN, 1.90%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.67%	5,772,366	5,799,032
FNMA, Series 2016-M2, Class FA, VRN, 2.08%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.85%	4,128,722	4,168,497
FNMA, Series 2017-M3, Class A2, VRN, 2.49%, 10/1/17(2)	9,000,000	8,777,315
GNMA, Series 2007-5, Class FA, VRN, 1.38%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.14%	828,877	826,274

10

	Principal Amount	Value
GNMA, Series 2008-18, Class FH, VRN, 1.84%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.60%	$1,530,935	$1,543,812
GNMA, Series 2010-14, Class QF, VRN, 1.68%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.45%	4,369,633	4,386,761
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	1,924,218	2,004,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,206,753)		203,673,730
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FNMA, 2.125%, 4/24/26	3,100,000	3,028,781
FNMA, 6.625%, 11/15/30	15,700,000	22,236,412
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,600,992)		25,265,193
TEMPORARY CASH INVESTMENTS — 5.9%
Federal Home Loan Bank Discount Notes, 0.71%, 10/2/17(5)	40,093,000	40,093,000
U.S. Treasury Bills, 0.75%, 11/9/17(5)	10,000,000	9,989,941
TOTAL TEMPORARY CASH INVESTMENTS (Cost $50,084,274)		50,082,941
TOTAL INVESTMENT SECURITIES — 112.5% (Cost $947,358,161)		957,023,199
OTHER ASSETS AND LIABILITIES(6) — (12.5)%		(106,380,977)
TOTAL NET ASSETS — 100.0%		$850,642,222

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$6,000,000	$565	$(91,291)	$(90,726)
CPURNSA	Receive	2.28%	11/16/26	$6,000,000	565	(111,336)	(110,771)
CPURNSA	Receive	2.27%	11/21/26	$7,000,000	575	(127,135)	(126,560)
					$1,705	$(329,762)	$(328,057)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$5,000,000	$(76,619)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$5,000,000	(94,920)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$4,000,000	(75,937)
						$(247,476)

*Amount represents value and unrealized appreciation (depreciation).

11

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	35	December 2017	$3,500,000	$4,385,938	$(62,852)
U.S. Treasury 10-Year Ultra Notes	52	December 2017	$5,200,000	6,985,062	(125,242)
U.S. Treasury 2-Year Notes	76	December 2017	$15,200,000	16,393,438	(51,234)
				$27,764,438	$(239,328)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,224,047.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $947,358,161)	$957,023,199
Receivable for investments sold	703,682
Receivable for capital shares sold	738,038
Interest receivable	3,424,336
961,889,255

Liabilities
Disbursements in excess of demand deposit cash	13,439,453
Payable for investments purchased	96,387,326
Payable for capital shares redeemed	657,152
Payable for variation margin on futures contracts	33,474
Payable for variation margin on swap agreements	32,054
Swap agreements, at value	247,476
Accrued management fees	292,275
Distribution and service fees payable	21,096
Dividends payable	136,727
111,247,033

Net Assets	$850,642,222

Net Assets Consist of:
Capital paid in	$847,719,604
Distributions in excess of net investment income	(1,512,227)
Accumulated net realized loss	(4,413,627)
Net unrealized appreciation	8,848,472
$850,642,222

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$561,895,621	51,117,384	$10.99
I Class	$5,612,630	511,045	$10.98
A Class	$77,710,533	7,070,355	$10.99*
C Class	$4,228,866	384,943	$10.99
R Class	$3,718,407	338,428	$10.99
R5 Class	$197,476,165	17,969,581	$10.99
*Maximum offering price $11.51 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,769,495

Expenses:
Management fees	1,809,449
Distribution and service fees:
A Class	105,743
C Class	19,026
R Class	9,058
Trustees' fees and expenses	29,163
Other expenses	3,608
1,976,047

Net investment income (loss)	7,793,448

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,316,542
Futures contract transactions	135,256
3,451,798

Change in net unrealized appreciation (depreciation) on:
Investments	2,182,943
Futures contracts	(194,165)
Swap agreements	(665,314)
1,323,464

Net realized and unrealized gain (loss)	4,775,262

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,568,710

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$7,793,448	$16,254,542
Net realized gain (loss)	3,451,798	457,709
Change in net unrealized appreciation (depreciation)	1,323,464	(28,866,286)
Net increase (decrease) in net assets resulting from operations	12,568,710	(12,154,035)

Distributions to Shareholders
From net investment income:
Investor Class	(6,095,454)	(11,962,368)
I Class	(41,500)	—
A Class	(784,285)	(1,701,621)
C Class	(21,059)	(38,431)
R Class	(29,097)	(44,844)
R5 Class	(2,247,904)	(6,159,417)
From net realized gains:
Investor Class	—	(2,176,091)
A Class	—	(346,871)
C Class	—	(13,481)
R Class	—	(11,282)
R5 Class	—	(1,157,654)
Decrease in net assets from distributions	(9,219,299)	(23,612,060)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(39,153,856)	(182,321,504)

Net increase (decrease) in net assets	(35,804,445)	(218,087,599)

Net Assets
Beginning of period	886,446,667	1,104,534,266
End of period	$850,642,222	$886,446,667

Distributions in excess of net investment income	$(1,512,227)	$(86,376)

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class (formerly Institutional Class). The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $707,082,503 and $720,763,307, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,771,982	$63,628,901	14,575,814	$163,531,893
Issued in reinvestment of distributions	518,578	5,713,775	1,183,129	13,187,238
Redeemed	(9,201,144)	(101,454,509)	(20,872,389)	(232,764,948)
	(2,910,584)	(32,111,833)	(5,113,446)	(56,045,817)
I Class			N/A
Sold	572,966	6,317,038
Issued in reinvestment of distributions	3,668	40,391
Redeemed	(65,589)	(723,024)
	511,045	5,634,405
A Class
Sold	1,069,307	11,789,088	3,563,385	39,906,517
Issued in reinvestment of distributions	34,776	383,107	106,484	1,186,709
Redeemed	(2,767,543)	(30,453,717)	(4,828,863)	(54,090,832)
	(1,663,460)	(18,281,522)	(1,158,994)	(12,997,606)
C Class
Sold	115,933	1,276,522	89,865	1,015,041
Issued in reinvestment of distributions	1,806	19,898	4,415	49,075
Redeemed	(39,721)	(437,409)	(182,918)	(2,021,974)
	78,018	859,011	(88,638)	(957,858)
R Class
Sold	48,435	532,720	119,556	1,338,920
Issued in reinvestment of distributions	1,989	21,909	4,110	45,731
Redeemed	(19,072)	(209,991)	(88,288)	(990,913)
	31,352	344,638	35,378	393,738
R5 Class
Sold	2,093,333	23,071,528	12,165,639	136,380,075
Issued in reinvestment of distributions	172,176	1,896,816	612,357	6,838,688
Redeemed	(1,866,184)	(20,566,899)	(23,128,062)	(255,932,724)
	399,325	4,401,445	(10,350,066)	(112,713,961)
Net increase (decrease)	(3,554,304)	$(39,153,856)	(16,675,766)	$(182,321,504)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

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credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$386,222,093	—
U.S. Treasury Securities and Equivalents	—	291,779,242	—
Collateralized Mortgage Obligations	—	203,673,730	—
U.S. Government Agency Securities	—	25,265,193	—
Temporary Cash Investments	—	50,082,941	—
	—	$957,023,199	—

Liabilities
Other Financial Instruments
Futures Contracts	$239,328	—	—
Swap Agreements	—	$575,533	—
	$239,328	$575,533	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $39,733,333 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized

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appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $33,000,000.

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$33,474
Other Contracts	Swap agreements	—	Swap agreements	247,476
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	32,054
		—		$313,004

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared total return swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$135,256	Change in net unrealized appreciation (depreciation) on futures contracts	$(194,165)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(665,314)
		$135,256		$(859,479)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$947,645,542
Gross tax appreciation of investments	$15,175,132
Gross tax depreciation of investments	(5,797,475)
Net tax appreciation (depreciation) of investments	$9,377,657

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had post-October capital loss deferrals of $(6,649,083), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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10. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.95	0.10	0.06	0.16	(0.12)	—	(0.12)	$10.99	1.43%	0.47%(4)	1.78%(4)	77%	$561,896
2017	$11.32	0.17	(0.29)	(0.12)	(0.21)	(0.04)	(0.25)	$10.95	(1.10)%	0.47%	1.52%	206%	$591,709
2016	$11.30	0.16	0.05	0.21	(0.19)	—	(0.19)	$11.32	1.89%	0.47%	1.41%	280%	$669,187
2015	$10.99	0.16	0.33	0.49	(0.18)	—	(0.18)	$11.30	4.54%	0.47%	1.39%	270%	$747,496
2014	$11.39	0.15	(0.33)	(0.18)	(0.20)	(0.02)	(0.22)	$10.99	(1.58)%	0.47%	1.34%	209%	$848,786
2013	$11.43	0.18	0.09	0.27	(0.24)	(0.07)	(0.31)	$11.39	2.36%	0.47%	1.59%	184%	$1,074,464
I Class
2017(5)	$10.96	0.10	0.03	0.13	(0.11)	—	(0.11)	$10.98	1.23%	0.37%(4)	1.92%(4)	77%(6)	$5,613
A Class
2017(3)	$10.95	0.08	0.06	0.14	(0.10)	—	(0.10)	$10.99	1.30%	0.72%(4)	1.53%(4)	77%	$77,711
2017	$11.31	0.14	(0.28)	(0.14)	(0.18)	(0.04)	(0.22)	$10.95	(1.26)%	0.72%	1.27%	206%	$95,637
2016	$11.29	0.13	0.05	0.18	(0.16)	—	(0.16)	$11.31	1.64%	0.72%	1.16%	280%	$111,920
2015	$10.99	0.13	0.33	0.46	(0.16)	—	(0.16)	$11.29	4.18%	0.72%	1.14%	270%	$139,772
2014	$11.39	0.12	(0.32)	(0.20)	(0.18)	(0.02)	(0.20)	$10.99	(1.82)%	0.72%	1.09%	209%	$153,830
2013	$11.43	0.16	0.08	0.24	(0.21)	(0.07)	(0.28)	$11.39	2.10%	0.72%	1.34%	184%	$206,394

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$10.95	0.04	0.06	0.10	(0.06)	—	(0.06)	$10.99	0.92%	1.47%(4)	0.78%(4)	77%	$4,229
2017	$11.31	0.06	(0.28)	(0.22)	(0.10)	(0.04)	(0.14)	$10.95	(2.00)%	1.47%	0.52%	206%	$3,359
2016	$11.29	0.05	0.05	0.10	(0.08)	—	(0.08)	$11.31	0.88%	1.47%	0.41%	280%	$4,473
2015	$10.99	0.04	0.33	0.37	(0.07)	—	(0.07)	$11.29	3.41%	1.47%	0.39%	270%	$3,590
2014	$11.38	0.04	(0.32)	(0.28)	(0.09)	(0.02)	(0.11)	$10.99	(2.47)%	1.47%	0.34%	209%	$2,361
2013	$11.42	0.07	0.08	0.15	(0.12)	(0.07)	(0.19)	$11.38	1.35%	1.47%	0.59%	184%	$4,166
R Class
2017(3)	$10.95	0.07	0.06	0.13	(0.09)	—	(0.09)	$10.99	1.18%	0.97%(4)	1.28%(4)	77%	$3,718
2017	$11.31	0.11	(0.28)	(0.17)	(0.15)	(0.04)	(0.19)	$10.95	(1.51)%	0.97%	1.02%	206%	$3,362
2016	$11.29	0.10	0.05	0.15	(0.13)	—	(0.13)	$11.31	1.39%	0.97%	0.91%	280%	$3,073
2015	$10.99	0.10	0.33	0.43	(0.13)	—	(0.13)	$11.29	3.92%	0.97%	0.89%	270%	$3,462
2014	$11.38	0.09	(0.31)	(0.22)	(0.15)	(0.02)	(0.17)	$10.99	(1.98)%	0.97%	0.84%	209%	$3,380
2013	$11.42	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	$11.38	1.85%	0.97%	1.09%	184%	$3,148
R5 Class(7)
2017(3)	$10.95	0.11	0.06	0.17	(0.13)	—	(0.13)	$10.99	1.53%	0.27%(4)	1.98%(4)	77%	$197,476
2017	$11.31	0.19	(0.28)	(0.09)	(0.23)	(0.04)	(0.27)	$10.95	(0.82)%	0.27%	1.72%	206%	$192,380
2016	$11.29	0.18	0.05	0.23	(0.21)	—	(0.21)	$11.31	2.10%	0.27%	1.61%	280%	$315,881
2015	$10.99	0.18	0.33	0.51	(0.21)	—	(0.21)	$11.29	4.65%	0.27%	1.59%	270%	$223,807
2014	$11.38	0.17	(0.31)	(0.14)	(0.23)	(0.02)	(0.25)	$10.99	(1.29)%	0.27%	1.54%	209%	$242,958
2013	$11.42	0.20	0.09	0.29	(0.26)	(0.07)	(0.33)	$11.38	2.56%	0.27%	1.79%	184%	$397,188

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and ten-year periods and below its benchmark for the three- and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 1711

Semiannual Report

September 30, 2017

Inflation-Adjusted Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	6.3 years
Weighted Average Life	8.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	84.9%
Commercial Mortgage-Backed Securities	4.5%
Corporate Bonds	4.5%
Collateralized Mortgage Obligations	2.4%
Asset-Backed Securities	1.3%
Sovereign Governments and Agencies	0.7%
U.S. Government Agency Securities	0.2%
Municipal Securities	0.1%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.60	$2.36	0.47%
I Class	$1,000	$1,005.60(3)	$1.77(2)	0.37%
Y Class	$1,000	$1,005.80(3)	$1.29(2)	0.27%
A Class	$1,000	$1,003.40	$3.62	0.72%
C Class	$1,000	$999.00	$7.37	1.47%
R Class	$1,000	$1,002.20	$4.87	0.97%
R5 Class	$1,000	$1,005.50	$1.36	0.27%
R6 Class	$1,000	$1,003.50(4)	$0.39(5)	0.22%
G Class	$1,000	$1,004.30(4)	$0.02(5)	0.01%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21(6)	$1.88(6)	0.37%
Y Class	$1,000	$1,023.72(6)	$1.37(6)	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%
R6 Class	$1,000	$1,023.97(6)	$1.12(6)	0.22%
G Class	$1,000	$1,025.02(6)	$0.05(6)	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(4)	Ending account value based on actual return from July 28, 2017 (commencement of sale) through September 30, 2017.

(5)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 84.9%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	$135,616,728	$152,510,404
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	100,545,409	117,549,165
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	63,734,431	71,357,964
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	46,522,010	60,919,574
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	28,536,786	34,453,133
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,230,151	41,135,176
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	43,063,353	54,195,995
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	59,919,440	75,829,868
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	87,079,883	84,143,277
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	48,139,608	44,995,114
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	92,090,321	101,620,141
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	37,997,746	36,250,304
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	11,055,133	11,216,791
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	36,814,008	36,284,866
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	20,296,272	20,935,552
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	99,514,343	99,901,841
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	47,352,515	49,338,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	110,497,723	111,039,777
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	173,151,795	180,423,563
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	53,220,871	55,330,729
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	67,139,800	67,339,777
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	103,481,321	106,340,366
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	162,190,419	162,723,900
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	27,682,600	27,681,797
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	98,791,168	99,281,899
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	129,181,080	128,870,075
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	58,068,192	58,832,674
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	107,018,400	109,285,805
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	67,840,458	67,161,126
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	97,415,858	96,445,263
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)	132,584,193	151,461,177
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	55,952,286	55,957,522
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	86,132,244	87,295,156
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	46,265,343	44,992,030
TOTAL U.S. TREASURY SECURITIES (Cost $2,608,996,743)		2,703,100,443
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.5%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	6,975,000	7,072,948
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,625,000	8,842,695
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 10/2/17(4)	7,100,000	7,608,585

6

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/2/17(4)	$8,000,000	$8,441,228
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/2/17(4)	6,575,000	6,678,489
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	7,425,000	7,510,178
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/2/17(4)	4,500,000	4,708,415
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,000,000	10,189,638
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	10,000,000	10,271,126
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	7,165,000	7,012,113
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(3)(4)	6,350,000	6,507,933
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	12,520,000	13,061,209
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	8,860,000	9,121,403
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	4,000,000	4,299,424
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	3,000,000	3,227,590
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.63%, 10/15/17, resets monthly off the 1-month LIBOR plus 1.40%(3)	9,725,000	9,730,213
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,700,000	5,608,657
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,600,000	6,481,454
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	6,500,000	6,557,191
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $142,138,831)		142,930,489
CORPORATE BONDS — 4.5%
Banks — 0.6%
Banco General SA, 4.125%, 8/7/27(3)	5,425,000	5,433,409
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)	5,000,000	5,031,250
Branch Banking & Trust Co., 3.80%, 10/30/26	650,000	685,211
Citigroup, Inc., 4.45%, 9/29/27	570,000	603,509
JPMorgan Chase & Co., 3.125%, 1/23/25	990,000	998,363
JPMorgan Chase & Co., 4.95%, 6/1/45	490,000	558,531
U.S. Bank N.A., 2.80%, 1/27/25	500,000	497,115
Wells Fargo & Co., MTN, 4.60%, 4/1/21	990,000	1,063,594
Wells Fargo & Co., MTN, 3.55%, 9/29/25	500,000	513,626
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	267,965
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)	2,000,000	2,016,376
		17,668,949
Biotechnology†
Gilead Sciences, Inc., 4.40%, 12/1/21	990,000	1,071,435
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22	500,000	516,993

7

	Principal Amount	Value
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18	$990,000	$994,606
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	1,003,106
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	1,003,848
Synchrony Financial, 3.00%, 8/15/19	240,000	244,002
		3,245,562
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	490,000	486,440
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	542,318
		1,028,758
Diversified Financial Services†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	549,382
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	131,120
Electric Utilities — 0.1%
Minejesa Capital BV, 4.625%, 8/10/30(3)	2,000,000	2,041,984
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	490,000	538,483
Unilever Capital Corp., 2.20%, 3/6/19	500,000	503,358
		1,041,841
Gas Utilities — 0.4%
Energy Transfer LP, 4.05%, 3/15/25	3,550,000	3,603,526
Enterprise Products Operating LLC, 3.75%, 2/15/25	3,880,000	4,026,186
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,417,691
		12,047,403
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	255,668
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	514,006
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	536,601
		1,050,607
Industrial Conglomerates — 0.1%
Codelco, Inc., 3.625%, 8/1/27(3)	1,800,000	1,803,834
Insurance†
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,000,000	1,016,732
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	1,981,620
Time Warner, Inc., 3.60%, 7/15/25	740,000	743,599
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	779,000	818,218
		3,543,437
Metals and Mining — 0.3%
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(3)	5,800,000	5,793,191
Vedanta Resources plc, 6.125%, 8/9/24(3)	4,000,000	4,066,784
		9,859,975
Multi-Utilities — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	2,055,000

8

	Principal Amount	Value
Dominion Energy, Inc., 6.40%, 6/15/18	$3,250,000	$3,353,509
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,041,655
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	534,300
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,051,615
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	760,037
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	525,887
		9,322,003
Oil, Gas and Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 5.55%, 3/15/26	2,880,000	3,216,280
BP Capital Markets plc, 2.50%, 11/6/22	520,000	520,042
BP Capital Markets plc, 2.75%, 5/10/23	280,000	281,058
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	3,350,000	3,326,531
Chevron Corp., 2.43%, 6/24/20	150,000	152,249
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,907,948
Concho Resources, Inc., 4.375%, 1/15/25	3,880,000	4,093,400
ConocoPhillips Co., 3.35%, 5/15/25	990,000	1,013,866
Continental Resources, Inc., 3.80%, 6/1/24	3,790,000	3,676,300
Ecopetrol SA, 5.875%, 5/28/45	3,625,000	3,557,031
Encana Corp., 6.50%, 2/1/38	2,955,000	3,506,708
Lukoil International Finance BV, 4.75%, 11/2/26(3)	5,000,000	5,275,500
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	1,988,624
Marathon Oil Corp., 5.20%, 6/1/45	2,000,000	2,020,355
Newfield Exploration Co., 5.375%, 1/1/26	3,510,000	3,711,755
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,073,743
Petrobras Global Finance BV, 5.30%, 1/27/25(3)	6,350,000	6,348,413
Petroleos Mexicanos, 4.625%, 9/21/23	2,700,000	2,795,580
Petroleos Mexicanos, 4.875%, 1/18/24	3,800,000	3,950,100
Petroleos Mexicanos, 6.50%, 3/13/27	5,050,000	5,613,075
Statoil ASA, 2.65%, 1/15/24	495,000	490,336
Suncor Energy, Inc., 6.50%, 6/15/38	3,350,000	4,366,440
Total Capital International SA, 2.10%, 6/19/19	990,000	997,718
		66,883,052
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 5.75%, 7/14/26(3)	1,500,000	1,615,200
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	1,016,457
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	345,169
Union Pacific Corp., 3.25%, 1/15/25	490,000	503,742
		1,865,368
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	503,898
Microsoft Corp., 2.125%, 11/15/22	560,000	556,967
Oracle Corp., 2.65%, 7/15/26	370,000	363,003
		1,423,868

9

	Principal Amount	Value
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(3)	$3,700,000	$3,749,950
TOTAL CORPORATE BONDS (Cost $138,634,340)		141,733,121
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	498,627	503,950
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	877,934	904,040
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,476,930	1,486,052
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	812,339	821,412
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,493,417	1,515,471
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/2/17(3)(4)	6,285,000	6,342,097
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/2/17(3)(4)	5,293,963	5,388,290
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(4)	273,882	281,081
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(4)	405,718	409,006
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	2,877,991	3,013,808
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/2/17(3)(4)	3,301,411	3,334,530
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/17(3)(4)	5,750,000	5,903,566
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(4)	1,302,347	1,361,599
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	1,616,296	1,544,149
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,604,473	1,689,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(4)	3,626,908	3,817,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.30%, 10/2/17(4)	7,587,103	7,817,747
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/2/17(3)(4)	2,688,773	2,729,591
		48,863,381
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.25%	8,400,000	9,200,373
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	1,075,628	1,088,205
FHLMC, Series 2824, Class LB SEQ, 3.86%, 7/15/24	2,835,876	3,010,245
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	2,350,000	2,450,616
FNMA, Series 2016-C04, Class 1M2, VRN, 5.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 4.25%	3,000,000	3,292,258
FNMA, Series 2017-C01, Class 1M2, VRN, 4.79%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.55%	3,500,000	3,695,423

10

	Principal Amount	Value
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	$4,000,000	$4,126,238
		26,863,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,567,368)		75,726,739
ASSET-BACKED SECURITIES(2) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	13,000,000	13,013,664
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	5,419,119	5,433,152
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	893,073	890,015
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	4,858,945	4,804,816
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	3,413,339	3,395,304
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	2,772,916	2,752,657
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,711,449	1,711,067
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	10,725,000	10,674,595
TOTAL ASSET-BACKED SECURITIES (Cost $42,891,946)		42,675,270
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Colombia — 0.2%
Colombia Government International Bond, 8.125%, 5/21/24	3,900,000	5,006,625
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	4,200,000	4,467,750
Panama — 0.1%
Panama Government International Bond, 9.375%, 4/1/29	2,000,000	3,025,000
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	4,000,000	7,042,224
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)	3,000,000	2,962,560
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,109,240)		22,504,159
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 6.25%, 7/15/32 (Cost $5,349,038)	3,900,000	5,489,051
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	761,305
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	250,000	334,540
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	381,177
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	351,450
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	300,923
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	325,120
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	185,160
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	307,145
TOTAL MUNICIPAL SECURITIES (Cost $2,720,350)		2,946,820

11

Value
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $36,869,942), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $36,155,675) (Cost $36,152,813)	$36,152,813
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,073,560,669)	3,173,258,905
OTHER ASSETS AND LIABILITIES — 0.3%	9,662,178
TOTAL NET ASSETS — 100.0%	$3,182,921,083

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	202,444,591	USD	48,350,750	Goldman Sachs & Co.	12/20/17	$(463,962)
PHP	2,449,062,314	USD	47,721,401	Goldman Sachs & Co.	12/20/17	145,504
THB	11,824,079	USD	357,331	Goldman Sachs & Co.	12/20/17	(2,488)
USD	96,375,841	THB	3,187,149,071	Goldman Sachs & Co.	12/20/17	728,849
USD	725,726	THB	24,180,478	Goldman Sachs & Co.	12/20/17	65
						$407,968

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	376	December 2017	USD	75,200,000	$81,104,375	$(253,471)
U.S. Treasury 5-Year Notes	953	December 2017	USD	95,300,000	111,977,500	(962,589)
U.S. Treasury 10-Year Notes	717	December 2017	USD	71,700,000	89,849,063	(1,273,168)
U.S. Treasury 10-Year Ultra Notes	903	December 2017	USD	90,300,000	121,298,297	(1,930,500)
					$404,229,235	$(4,419,728)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	798	December 2017	EUR	79,800,000	$123,723,270	$322,574
Euro-Bund 10-Year Bonds	353	December 2017	EUR	35,300,000	67,175,116	333,163
U.K. Gilt 10-Year Bonds	490	December 2017	GBP	49,000,000	81,339,571	2,218,552
					$272,237,957	$2,874,289

12

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$59,870,000	$3,858,945	$827,235	$4,686,180

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	7.51%	1/2/19	BRL	852,874,000	$(741,634)
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	805,729,299	(2,176,816)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	209,099,225	2,021,588
							$(896,862)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,500,000	$516	$(23,198)	$(22,682)
CPURNSA	Receive	2.28%	11/16/26	$1,500,000	516	(28,209)	(27,693)
CPURNSA	Receive	2.24%	5/3/27	$35,000,000	842	(609,762)	(608,920)
					$1,874	$(661,169)	$(659,295)

13

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.42%	4/1/18	$4,000,000	$(296,823)
Bank of America N.A.	CPURNSA	Receive	2.51%	3/30/19	$8,700,000	(780,181)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	(561,098)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(5,443,830)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	210,156
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(588,691)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(949,703)
Bank of America N.A.	CPURNSA	Receive	2.08%	3/3/25	$29,900,000	(546,723)
Bank of America N.A.	CPURNSA	Receive	2.14%	7/2/25	$24,500,000	(420,509)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$15,000,000	218,818
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$10,000,000	(168,558)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$10,000,000	(194,960)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$9,500,000	(175,491)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$14,000,000	(249,995)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$13,000,000	(203,644)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$17,500,000	(298,028)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	(222,342)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,513,945)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(669,098)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(916,498)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$12,000,000	(187,560)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$12,000,000	(226,579)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$12,000,000	(206,337)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,894,706)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(3,549,925)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$12,300,000	(188,482)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$12,300,000	(233,502)
						$(23,258,234)
*Amount represents value and unrealized appreciation (depreciation).

14

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $36,435,023.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $175,717,852, which represented 5.5% of total net assets.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,073,560,669)	$3,173,258,905
Cash	29,206,850
Foreign currency holdings, at value (cost of $158,315)	158,643
Receivable for capital shares sold	5,040,253
Receivable for variation margin on swap agreements	147,294
Unrealized appreciation on forward foreign currency exchange contracts	874,418
Swap agreements, at value	2,450,562
Interest receivable	8,081,277
3,219,218,202

Liabilities
Payable for capital shares redeemed	7,439,090
Payable for variation margin on futures contracts	809,578
Payable for variation margin on swap agreements	69,103
Unrealized depreciation on forward foreign currency exchange contracts	466,450
Swap agreements, at value	26,605,658
Accrued management fees	833,923
Distribution and service fees payable	73,317
36,297,119

Net Assets	$3,182,921,083

Net Assets Consist of:
Capital paid in	$3,090,674,522
Undistributed net investment income	31,337,782
Accumulated net realized loss	(13,666,204)
Net unrealized appreciation	74,574,983
$3,182,921,083

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,381,998,428	119,096,853	$11.60
I Class	$286,534,394	24,712,372	$11.59
Y Class	$5,033	434	$11.60
A Class	$236,956,984	20,478,243	$11.57*
C Class	$15,083,500	1,303,290	$11.57
R Class	$28,559,960	2,457,615	$11.62
R5 Class	$451,506,498	38,932,066	$11.60
R6 Class	$72,180,638	6,225,579	$11.59
G Class	$710,095,648	61,224,153	$11.60
*Maximum offering price $12.12 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$36,961,643

Expenses:
Management fees	6,160,896
Distribution and service fees:
A Class	317,702
C Class	77,704
R Class	68,159
Trustees' fees and expenses	108,946
Other expenses	14,712
6,748,119
Fees waived - G Class	(252,700)
6,495,419

Net investment income (loss)	30,466,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,142,755
Forward foreign currency exchange contract transactions	(744,468)
Futures contract transactions	(935,133)
Swap agreement transactions	(2,535,604)
Foreign currency translation transactions	(25,417)
(1,097,867)

Change in net unrealized appreciation (depreciation) on:
Investments	(7,239,815)
Forward foreign currency exchange contracts	673,982
Futures contracts	(1,698,809)
Swap agreements	(5,335,660)
Translation of assets and liabilities in foreign currencies	36,519
(13,563,783)

Net realized and unrealized gain (loss)	(14,661,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,804,574

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$30,466,224	$74,008,581
Net realized gain (loss)	(1,097,867)	16,064,527
Change in net unrealized appreciation (depreciation)	(13,563,783)	(44,292,626)
Net increase (decrease) in net assets resulting from operations	15,804,574	45,780,482

Distributions to Shareholders
From net investment income:
Investor Class	(22,471,781)	(30,550,960)
I Class	(342,535)	—
Y Class	(67)	—
A Class	(2,941,694)	(4,393,478)
C Class	(130,683)	(147,812)
R Class	(286,477)	(316,367)
R5 Class	(17,096,860)	(23,478,292)
From net realized gains:
Investor Class	—	(2,156,218)
A Class	—	(355,414)
C Class	—	(20,069)
R Class	—	(26,621)
R5 Class	—	(1,446,439)
Decrease in net assets from distributions	(43,270,097)	(62,891,670)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(28,613,774)	384,610,733

Net increase (decrease) in net assets	(56,079,297)	367,499,545

Net Assets
Beginning of period	3,239,000,380	2,871,500,835
End of period	$3,182,921,083	$3,239,000,380

Undistributed net investment income	$31,337,782	$44,141,655

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class), R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the R6 Class and G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, forward foreign currency exchange contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

20

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 31% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective July 28, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1) Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

21

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $273,569,864, of which $148,509,062 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $308,719,325, of which $231,706,569 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,630,027	$182,357,962	51,248,431	$604,221,301
Issued in reinvestment of distributions	1,853,901	21,356,942	2,673,483	30,907,276
Redeemed	(43,835,498)	(509,109,459)	(35,692,644)	(419,289,226)
	(26,351,570)	(305,394,555)	18,229,270	215,839,351
I Class			N/A
Sold	25,478,820	295,706,270
Issued in reinvestment of distributions	29,760	342,535
Redeemed	(796,208)	(9,250,915)
	24,712,372	286,797,890
Y Class			N/A
Sold	428	5,000
Issued in reinvestment of distributions	6	67
	434	5,067
A Class
Sold	3,747,262	43,597,724	15,397,244	181,152,682
Issued in reinvestment of distributions	208,278	2,393,112	360,403	4,156,469
Redeemed	(8,160,935)	(94,795,487)	(7,583,679)	(88,890,865)
	(4,205,395)	(48,804,651)	8,173,968	96,418,286

22

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
C Class
Sold	128,106	$1,489,609	512,861	$6,014,269
Issued in reinvestment of distributions	8,528	98,246	10,282	118,776
Redeemed	(201,373)	(2,338,007)	(566,047)	(6,664,795)
	(64,739)	(750,152)	(42,904)	(531,750)
R Class
Sold	436,062	5,086,238	1,310,183	15,324,685
Issued in reinvestment of distributions	22,039	254,553	26,190	303,122
Redeemed	(297,203)	(3,465,350)	(541,647)	(6,389,331)
	160,898	1,875,441	794,726	9,238,476
R5 Class
Sold	9,460,189	110,054,440	30,718,916	360,317,454
Issued in reinvestment of distributions	1,459,730	16,801,494	2,123,356	24,512,586
Redeemed	(75,115,571)	(868,896,108)	(27,290,347)	(321,183,670)
	(64,195,652)	(742,040,174)	5,551,925	63,646,370
R6 Class			N/A
Sold	6,303,334	73,345,417
Redeemed	(77,755)	(904,027)
	6,225,579	72,441,390
G Class			N/A
Sold	61,488,750	710,323,059
Redeemed	(264,597)	(3,067,089)
	61,224,153	707,255,970
Net increase (decrease)	(2,493,920)	$(28,613,774)	32,706,985	$384,610,733

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and Y Class and July 28, 2017 (commencement of sale) through September 30, 2017 for the R6 Class and G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

23

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,703,100,443	—
Commercial Mortgage-Backed Securities	—	142,930,489	—
Corporate Bonds	—	141,733,121	—
Collateralized Mortgage Obligations	—	75,726,739	—
Asset-Backed Securities	—	42,675,270	—
Sovereign Governments and Agencies	—	22,504,159	—
U.S. Government Agency Securities	—	5,489,051	—
Municipal Securities	—	2,946,820	—
Temporary Cash Investments	—	36,152,813	—
	—	$3,173,258,905	—
Other Financial Instruments
Futures Contracts	—	$2,874,289	—
Swap Agreements	—	7,136,742	—
Forward Foreign Currency Exchange Contracts	—	874,418	—
	—	$10,885,449	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,419,728	—	—
Swap Agreements	—	$27,264,953	—
Forward Foreign Currency Exchange Contracts	—	466,450	—
	$4,419,728	$27,731,403	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $59,870,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the

24

holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $111,506,691.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $235,716,667 futures contracts purchased and $117,438,158 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $456,049,308.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $452,500,000.

25

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$147,294	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	874,418	Unrealized depreciation on forward foreign currency exchange contracts	$466,450
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	809,578
Interest Rate Risk	Swap agreements	2,021,588	Swap agreements	2,918,450
Other Contracts	Swap agreements	428,974	Swap agreements	23,687,208
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	69,103
		$3,472,274		$27,950,789

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$178,744	Change in net unrealized appreciation (depreciation) on swap agreements	$827,235
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(744,468)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	673,982
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(935,133)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,698,809)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(896,862)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(2,714,348)	Change in net unrealized appreciation (depreciation) on swap agreements	(5,266,033)
		$(4,215,205)		$(6,360,487)

26

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,074,760,098
Gross tax appreciation of investments	$116,877,388
Gross tax depreciation of investments	(18,378,581)
Net tax appreciation (depreciation) of investments	$98,498,807

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had post-October capital loss deferrals of $(2,748,091), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$11.70	0.11	(0.06)	0.05	(0.15)	—	(0.15)	$11.60	0.46%	0.47%(4)	1.81%(4)	9%	$1,381,998
2017	$11.76	0.28	(0.09)	0.19	(0.23)	(0.02)	(0.25)	$11.70	1.57%	0.47%	2.42%	21%	$1,702,008
2016	$11.76	0.20	(0.09)	0.11	(0.11)	—	(0.11)	$11.76	0.98%	0.47%	1.69%	14%	$1,496,429
2015	$11.73	0.08	0.17	0.25	(0.18)	(0.04)	(0.22)	$11.76	2.14%	0.47%	0.61%	18%	$1,813,395
2014	$13.13	0.23	(1.18)	(0.95)	(0.17)	(0.28)	(0.45)	$11.73	(7.20)%	0.47%	1.81%	17%	$1,894,824
2013	$12.85	0.23	0.46	0.69	(0.30)	(0.11)	(0.41)	$13.13	5.36%	0.47%	1.69%	27%	$3,514,082
I Class
2017(5)	$11.69	0.04	0.01	0.05	(0.15)	—	(0.15)	$11.59	0.56%	0.37%(4)	1.83%(4)	9%(6)	$286,534
Y Class
2017(5)	$11.69	0.11	(0.04)	0.07	(0.16)	—	(0.16)	$11.60	0.58%	0.27%(4)	1.91%(4)	9%(6)	$5
A Class
2017(3)	$11.67	0.09	(0.05)	0.04	(0.14)	—	(0.14)	$11.57	0.34%	0.72%(4)	1.56%(4)	9%	$236,957
2017	$11.73	0.25	(0.09)	0.16	(0.20)	(0.02)	(0.22)	$11.67	1.32%	0.72%	2.17%	21%	$288,058
2016	$11.73	0.18	(0.10)	0.08	(0.08)	—	(0.08)	$11.73	0.73%	0.72%	1.44%	14%	$193,664
2015	$11.69	0.08	0.13	0.21	(0.13)	(0.04)	(0.17)	$11.73	1.83%	0.72%	0.36%	18%	$243,242
2014	$13.08	0.20	(1.17)	(0.97)	(0.14)	(0.28)	(0.42)	$11.69	(7.38)%	0.72%	1.56%	17%	$340,625
2013	$12.80	0.20	0.45	0.65	(0.26)	(0.11)	(0.37)	$13.08	5.12%	0.72%	1.44%	27%	$708,663

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$11.68	0.05	(0.06)	(0.01)	(0.10)	—	(0.10)	$11.57	(0.10)%	1.47%(4)	0.81%(4)	9%	$15,084
2017	$11.74	0.17	(0.10)	0.07	(0.11)	(0.02)	(0.13)	$11.68	0.55%	1.47%	1.42%	21%	$15,972
2016	$11.76	0.08	(0.09)	(0.01)	(0.01)	—	(0.01)	$11.74	(0.05)%	1.47%	0.69%	14%	$16,558
2015	$11.68	(0.03)	0.17	0.14	(0.02)	(0.04)	(0.06)	$11.76	1.21%	1.47%	(0.39)%	18%	$20,716
2014	$13.09	0.10	(1.17)	(1.07)	(0.06)	(0.28)	(0.34)	$11.68	(8.14)%	1.47%	0.81%	17%	$24,009
2013	$12.81	0.07	0.49	0.56	(0.17)	(0.11)	(0.28)	$13.09	4.34%	1.47%	0.69%	27%	$46,414
R Class
2017(3)	$11.72	0.08	(0.05)	0.03	(0.13)	—	(0.13)	$11.62	0.22%	0.97%(4)	1.31%(4)	9%	$28,560
2017	$11.78	0.22	(0.09)	0.13	(0.17)	(0.02)	(0.19)	$11.72	1.06%	0.97%	1.92%	21%	$26,920
2016	$11.78	0.13	(0.08)	0.05	(0.05)	—	(0.05)	$11.78	0.48%	0.97%	1.19%	14%	$17,695
2015	$11.72	0.02	0.17	0.19	(0.09)	(0.04)	(0.13)	$11.78	1.60%	0.97%	0.11%	18%	$18,228
2014	$13.11	0.11	(1.11)	(1.00)	(0.11)	(0.28)	(0.39)	$11.72	(7.60)%	0.97%	1.31%	17%	$18,318
2013	$12.83	0.08	0.54	0.62	(0.23)	(0.11)	(0.34)	$13.11	4.85%	0.97%	1.19%	27%	$13,044
R5 Class(7)
2017(3)	$11.69	0.13	(0.06)	0.07	(0.16)	–	(0.16)	$11.60	0.55%	0.27%(4)	2.01%(4)	9%	$451,506
2017	$11.76	0.31	(0.11)	0.20	(0.25)	(0.02)	(0.27)	$11.69	1.78%	0.27%	2.62%	21%	$1,206,044
2016	$11.76	0.21	(0.08)	0.13	(0.13)	–	(0.13)	$11.76	1.19%	0.27%	1.89%	14%	$1,147,155
2015	$11.74	0.07	0.21	0.28	(0.22)	(0.04)	(0.26)	$11.76	2.37%	0.27%	0.81%	18%	$1,065,257
2014	$13.13	0.23	(1.14)	(0.91)	(0.20)	(0.28)	(0.48)	$11.74	(6.94)%	0.27%	2.01%	17%	$901,517
2013	$12.85	0.24	0.47	0.71	(0.32)	(0.11)	(0.43)	$13.13	5.57%	0.27%	1.89%	27%	$1,067,297

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(8)	$11.55	0.01	0.03	0.04	—	—	—	$11.59	0.35%	0.22%(4)	0.96%(4)	9%(6)	$72,181
G Class
2017(8)	$11.55	0.02	0.03	0.05	—	—	—	$11.60	0.43%	0.01%(4)(9)	1.17%(4)(9)	9%(6)	$710,096

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(8)	July 28, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 0.96%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and ten-year periods and below its benchmark for the three- and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 1711

Semiannual Report

September 30, 2017

Short-Term Government Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	1.8 years
Weighted Average Life	2.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	50.3%
Collateralized Mortgage Obligations	28.4%
U.S. Government Agency Mortgage-Backed Securities	12.1%
U.S. Government Agency Securities	5.7%
Temporary Cash Investments	3.8%
Other Assets and Liabilities	(0.3)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.00	$2.76	0.55%
I Class	$1,000	$1,002.20(2)	$2.15(3)	0.45%
A Class	$1,000	$1,000.80	$4.01	0.80%
C Class	$1,000	$996.80	$7.76	1.55%
R Class	$1,000	$999.50	$5.26	1.05%
R5 Class	$1,000	$1,003.00	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81(4)	$2.28(4)	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 50.3%
AID (Iraq), 2.15%, 1/18/22	$700,000	$704,682
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	7,735,886	7,773,835
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	6,959,748	7,252,033
U.S. Treasury Notes, 0.875%, 1/31/18(1)	1,000,000	999,061
U.S. Treasury Notes, 2.625%, 4/30/18	1,000,000	1,007,910
U.S. Treasury Notes, 1.125%, 1/31/19	26,500,000	26,400,625
U.S. Treasury Notes, 1.50%, 2/28/19	2,000,000	2,001,992
U.S. Treasury Notes, 1.625%, 7/31/19	1,400,000	1,404,102
U.S. Treasury Notes, 1.50%, 11/30/19	1,700,000	1,699,801
U.S. Treasury Notes, 1.375%, 1/15/20	21,300,000	21,225,949
U.S. Treasury Notes, 1.375%, 3/31/20	2,000,000	1,990,664
U.S. Treasury Notes, 1.50%, 5/31/20	1,600,000	1,596,406
U.S. Treasury Notes, 1.625%, 6/30/20	4,200,000	4,203,281
U.S. Treasury Notes, 1.50%, 8/15/20	13,500,000	13,458,603
U.S. Treasury Notes, 1.375%, 9/30/20	300,000	297,756
U.S. Treasury Notes, 1.375%, 10/31/20	7,200,000	7,139,953
U.S. Treasury Notes, 2.00%, 11/30/20	1,500,000	1,515,117
U.S. Treasury Notes, 2.125%, 1/31/21	900,000	912,463
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $101,823,827)		101,584,233
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 28.4%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	436,372	442,342
FHLMC, Series 3114, Class FT, VRN, 1.58%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.35%	815,793	816,819
FHLMC, Series 3149, Class LF, VRN, 1.53%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.30%	1,931,980	1,930,079
FHLMC, Series 3200, Class FP, VRN, 1.43%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.20%	1,155,740	1,145,896
FHLMC, Series 3206, Class FE, VRN, 1.63%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.40%	727,637	730,062
FHLMC, Series 3213, Class LF, VRN, 1.45%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.22%	1,608,501	1,598,637
FHLMC, Series 3231, Class FA, VRN, 1.63%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.40%	651,460	653,901
FHLMC, Series 3301, Class FA, VRN, 1.53%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.30%	599,316	598,697
FHLMC, Series 3380, Class FP, VRN, 1.58%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.35%	756,265	754,946
FHLMC, Series 3508, Class PF, VRN, 2.08%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.85%	357,783	363,249
FHLMC, Series 3587, Class FB, VRN, 2.01%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.78%	710,380	720,720
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	180,839	180,619
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,398,187	1,418,254
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,494,236	2,532,281
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,323,164	1,340,634

6

	Principal Amount	Value
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	$1,555,448	$1,569,783
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,896,594	2,925,745
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,271,481	1,272,098
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,164,111
FHLMC, Series K726, Class A2, 2.91%, 4/25/24	1,700,000	1,739,495
FHLMC, Series KF29, Class A, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.36%	1,285,549	1,287,804
FHLMC, Series KF31, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	1,250,000	1,252,237
FHLMC, Series KF32, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	1,049,942	1,052,651
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	3,395,420	3,412,055
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	533,818	533,730
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	65,070	65,387
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	136,652	137,823
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	260,276	262,040
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	84,352	84,957
FNMA, Series 2003-17, Class FN, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	37,726	37,726
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	194,269	195,124
FNMA, Series 2004-28, Class FE, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.35%	2,660,452	2,659,294
FNMA, Series 2004-52, Class PF, VRN, 1.69%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.45%	180,854	181,385
FNMA, Series 2006-11, Class FA, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	618,289	616,018
FNMA, Series 2006-60, Class KF, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	1,305,226	1,303,948
FNMA, Series 2006-72, Class TE, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	763,096	764,323
FNMA, Series 2008-9, Class FA, VRN, 1.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.50%	2,037,387	2,046,273
FNMA, Series 2009-33, Class FB, VRN, 2.06%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.82%	855,229	874,224
FNMA, Series 2009-89, Class FD, VRN, 1.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.60%	425,286	429,240
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	83,741	83,752
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	68,930	69,029
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.57%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.33%	23,330	23,344
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	935,994	937,133
FNMA, Series 2015-M12, Class FA, VRN, 1.57%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.34%	2,313,545	2,317,929
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,262,689	1,262,201
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	512,970	512,754
FNMA, Series 2015-M8, Class FA, VRN, 1.40%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.17%	2,633,144	2,634,978
FNMA, Series 2016-11, Class FB, VRN, 1.79%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.55%	935,166	938,818
FNMA, Series 2016-M13, Class FA, VRN, 1.90%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.67%	1,393,330	1,399,766
FNMA, Series 2016-M2, Class FA, VRN, 2.08%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.85%	1,120,598	1,131,393

7

	Principal Amount	Value
GNMA, Series 2010-14, Class QF, VRN, 1.68%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.45%	$1,120,953	$1,125,347
GNMA, Series 2012-105, Class FE, VRN, 1.54%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.30%	1,811,344	1,808,323
GNMA, Series 2016-68, Class MF, VRN, 1.54%, 10/1/17, resets monthly off the 1-month LIBOR plus 0.30%	1,048,791	1,048,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,430,720)		57,387,469
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(3) — 11.8%
FHLMC, VRN, 2.07%, 10/15/17	648,802	657,629
FHLMC, VRN, 2.125%, 10/15/17	11,385	11,350
FHLMC, VRN, 2.15%, 10/15/17	322,286	334,297
FHLMC, VRN, 2.32%, 10/15/17	437,323	441,246
FHLMC, VRN, 2.37%, 10/15/17	568,636	576,706
FHLMC, VRN, 2.48%, 10/15/17	654,036	670,982
FHLMC, VRN, 2.59%, 10/15/17	474,345	482,314
FHLMC, VRN, 2.61%, 10/15/17	1,193,698	1,242,491
FHLMC, VRN, 2.86%, 10/15/17	599,311	610,823
FHLMC, VRN, 2.94%, 10/15/17	142,682	150,472
FHLMC, VRN, 3.07%, 10/15/17	269,834	284,532
FHLMC, VRN, 3.07%, 10/15/17	6,220	6,232
FHLMC, VRN, 3.09%, 10/15/17	500,000	514,027
FHLMC, VRN, 3.10%, 10/15/17	86,417	91,189
FHLMC, VRN, 3.21%, 10/15/17	667,689	688,339
FHLMC, VRN, 3.30%, 10/15/17	199,699	208,530
FHLMC, VRN, 3.39%, 10/15/17	1,617,568	1,694,545
FHLMC, VRN, 3.58%, 10/15/17	109,035	114,921
FHLMC, VRN, 3.63%, 10/15/17	119,139	125,282
FHLMC, VRN, 3.63%, 10/15/17	375,963	396,049
FHLMC, VRN, 3.76%, 10/15/17	21,120	21,229
FHLMC, VRN, 3.76%, 10/15/17	677,983	704,579
FHLMC, VRN, 4.06%, 10/15/17	189,843	196,993
FNMA, VRN, 2.29%, 10/25/17	678,466	700,745
FNMA, VRN, 2.36%, 10/25/17	348,233	353,421
FNMA, VRN, 2.44%, 10/25/17	2,802	2,803
FNMA, VRN, 2.50%, 10/25/17	21	21
FNMA, VRN, 2.62%, 10/25/17	632,204	642,538
FNMA, VRN, 2.66%, 10/25/17	1,322,713	1,350,841
FNMA, VRN, 2.68%, 10/25/17	2,351	2,381
FNMA, VRN, 2.72%, 10/25/17	1,067,215	1,092,050
FNMA, VRN, 2.75%, 10/25/17	1,282,156	1,305,051
FNMA, VRN, 2.77%, 10/25/17	618,176	629,035
FNMA, VRN, 2.78%, 10/25/17	766,519	782,272
FNMA, VRN, 2.80%, 10/25/17	358,098	373,263
FNMA, VRN, 2.83%, 10/25/17	13,659	13,738
FNMA, VRN, 2.83%, 10/25/17	4,019	4,042
FNMA, VRN, 2.94%, 10/25/17	379,166	391,627

8

	Principal Amount	Value
FNMA, VRN, 2.94%, 10/25/17	$70,618	$73,169
FNMA, VRN, 2.94%, 10/25/17	344,144	356,739
FNMA, VRN, 2.94%, 10/25/17	379,322	393,510
FNMA, VRN, 2.94%, 10/25/17	551,134	571,693
FNMA, VRN, 2.96%, 10/25/17	7,157	7,501
FNMA, VRN, 2.96%, 10/25/17	283,032	293,150
FNMA, VRN, 2.98%, 10/25/17	632,463	655,747
FNMA, VRN, 2.99%, 10/25/17	163	163
FNMA, VRN, 3.01%, 10/25/17	610,948	629,663
FNMA, VRN, 3.08%, 10/25/17	65,181	66,633
FNMA, VRN, 3.125%, 10/25/17	591	598
FNMA, VRN, 3.18%, 10/25/17	492,220	505,038
FNMA, VRN, 3.20%, 10/25/17	478,916	490,381
FNMA, VRN, 3.26%, 10/25/17	393,014	407,065
FNMA, VRN, 3.28%, 10/25/17	419,029	439,104
FNMA, VRN, 3.32%, 10/25/17	57,465	59,993
FNMA, VRN, 3.33%, 10/25/17	816,452	846,791
FNMA, VRN, 3.375%, 10/25/17	328	328
FNMA, VRN, 3.53%, 10/25/17	188,691	196,623
FNMA, VRN, 6.03%, 10/25/17	652	645
GNMA, VRN, 2.75%, 10/20/17	5,438	5,521
GNMA, VRN, 3.00%, 10/20/17	14,717	14,619
		23,883,259
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, 5.50%, 11/1/17	1,744	1,745
FNMA, 7.00%, 5/1/32	145,097	159,796
FNMA, 7.00%, 5/1/32	102,783	113,246
FNMA, 7.00%, 6/1/32	18,913	20,783
FNMA, 7.00%, 6/1/32	91,565	102,527
FNMA, 7.00%, 8/1/32	22,300	22,464
GNMA, 9.50%, 11/20/19	929	932
		421,493
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,210,884)		24,304,752
U.S. GOVERNMENT AGENCY SECURITIES — 5.7%
FHLB, 1.375%, 3/18/19	1,400,000	1,398,229
FHLMC, 1.50%, 1/17/20	2,000,000	1,995,132
FNMA, 1.125%, 12/14/18	2,000,000	1,993,146
FNMA, 1.00%, 8/28/19	2,700,000	2,673,556
FNMA, 1.00%, 10/24/19	1,800,000	1,779,550
FNMA, 1.50%, 2/28/20	1,600,000	1,596,535
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,484,116)		11,436,148

9

	Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 3.8%
Federal Home Loan Bank Discount Notes, 0.71%, 10/2/17(4) (Cost $7,713,850)	$7,714,000	$7,714,000
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $202,663,397)		202,426,602
OTHER ASSETS AND LIABILITIES — (0.3)%		(561,342)
TOTAL NET ASSETS — 100.0%		$201,865,260

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	207	December 2017	$41,400,000	$44,650,547	$(139,544)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	149	December 2017	$14,900,000	$17,507,500	$141,480

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury.
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $103,066.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $202,663,397)	$202,426,602
Receivable for investments sold	3,790,433
Receivable for capital shares sold	43,250
Interest receivable	467,294
206,727,579

Liabilities
Disbursements in excess of demand deposit cash	2,544,265
Payable for investments purchased	1,299,410
Payable for capital shares redeemed	927,286
Payable for variation margin on futures contracts	448
Accrued management fees	88,723
Distribution and service fees payable	2,187
4,862,319

Net Assets	$201,865,260

Net Assets Consist of:
Capital paid in	$204,747,814
Distributions in excess of net investment income	(172,359)
Accumulated net realized loss	(2,475,336)
Net unrealized depreciation	(234,859)
$201,865,260

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$181,394,022	18,986,726	$9.55
I Class	$1,149,388	120,357	$9.55
A Class	$7,639,367	799,386	$9.56*
C Class	$641,353	69,239	$9.26
R Class	$138,379	14,537	$9.52
R5 Class	$10,902,751	1,140,901	$9.56
*Maximum offering price $9.78 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,524,791

Expenses:
Management fees	564,004
Distribution and service fees:
A Class	11,232
C Class	3,428
R Class	1,676
Trustees' fees and expenses	7,241
Other expenses	392
587,973

Net investment income (loss)	936,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(283,696)
Futures contract transactions	(132,169)
(415,865)

Change in net unrealized appreciation (depreciation) on:
Investments	(118,969)
Futures contracts	36,659
(82,310)

Net realized and unrealized gain (loss)	(498,175)

Net Increase (Decrease) in Net Assets Resulting from Operations	$438,643

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$936,818	$1,455,605
Net realized gain (loss)	(415,865)	(95,920)
Change in net unrealized appreciation (depreciation)	(82,310)	(1,499,736)
Net increase (decrease) in net assets resulting from operations	438,643	(140,051)

Distributions to Shareholders
From net investment income:
Investor Class	(957,487)	(1,490,925)
I Class	(4,505)	—
A Class	(34,855)	(57,575)
R Class	(1,811)	(1,379)
R5 Class	(106,676)	(289,590)
Decrease in net assets from distributions	(1,105,334)	(1,839,469)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,077,783)	(53,742,619)

Net increase (decrease) in net assets	(30,744,474)	(55,722,139)

Net Assets
Beginning of period	232,609,734	288,331,873
End of period	$201,865,260	$232,609,734

Distributions in excess of net investment income	$(172,359)	$(3,843)

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, and R5 Class (formerly Institutional Class). The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The

15

fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $92,583,470 and $120,037,442, respectively, all of which are U.S. Treasury and Government Agency obligations.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	919,854	$8,811,393	4,547,613	$43,764,309
Issued in reinvestment of distributions	94,912	908,775	147,977	1,423,517
Redeemed	(2,673,563)	(25,622,600)	(7,835,578)	(75,385,766)
	(1,658,797)	(15,902,432)	(3,139,988)	(30,197,940)
I Class			N/A
Sold	127,388	1,221,052
Issued in reinvestment of distributions	474	4,505
Redeemed	(7,505)	(72,205)
	120,357	1,153,352
A Class
Sold	32,468	311,138	681,567	6,570,322
Issued in reinvestment of distributions	3,459	33,132	5,435	52,290
Redeemed	(368,082)	(3,527,836)	(1,120,178)	(10,787,373)
	(332,155)	(3,183,566)	(433,176)	(4,164,761)
C Class
Sold	3,588	33,335	13,609	127,156
Redeemed	(12,442)	(115,457)	(38,913)	(363,157)
	(8,854)	(82,122)	(25,304)	(236,001)
R Class
Sold	7,324	69,883	126,961	1,218,734
Issued in reinvestment of distributions	187	1,781	134	1,284
Redeemed	(102,702)	(979,011)	(56,900)	(543,352)
	(95,191)	(907,347)	70,195	676,666
R5 Class
Sold	87,419	837,318	556,858	5,356,556
Issued in reinvestment of distributions	11,019	105,552	30,225	289,590
Redeemed	(1,263,210)	(12,098,538)	(2,647,688)	(25,466,729)
	(1,164,772)	(11,155,668)	(2,060,605)	(19,820,583)
Net increase (decrease)	(3,139,412)	$(30,077,783)	(5,588,878)	$(53,742,619)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$101,584,233	—
Collateralized Mortgage Obligations	—	57,387,469	—
U.S. Government Agency Mortgage-Backed Securities	—	24,304,752	—
U.S. Government Agency Securities	—	11,436,148	—
Temporary Cash Investments	—	7,714,000	—
	—	$202,426,602	—
Other Financial Instruments
Futures Contracts	$141,480	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$139,544	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund’s average notional exposure to these interest rate risk derivative instruments held during the period was $44,333,333 futures contracts purchased and $12,633,333 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as a liability of $448 in payable for variation margin on futures contracts.* For the six months ended September 30, 2017, the effect of interest rate risk derivative instruments on the Statement of Operations was $(132,169) in net realized gain (loss) on futures contract transactions and $36,659 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$202,685,515
Gross tax appreciation of investments	$293,436
Gross tax depreciation of investments	(552,349)
Net tax appreciation (depreciation) of investments	$(258,913)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(1,061,492) and accumulated long-term capital losses of $(985,096), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.
2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on
Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.58	0.04	(0.02)	0.02	(0.05)	—	(0.05)	$9.55	0.20%	0.55%(4)	0.87%(4)	44%	$181,394
2017	$9.66	0.05	(0.06)	(0.01)	(0.07)	—	(0.07)	$9.58	(0.14)%	0.55%	0.54%	99%	$197,882
2016	$9.67	0.04	—(5)	0.04	(0.05)	—	(0.05)	$9.66	0.44%	0.55%	0.39%	99%	$229,689
2015	$9.65	0.03	0.04	0.07	(0.05)	—	(0.05)	$9.67	0.71%	0.55%	0.30%	76%	$237,231
2014	$9.71	—(5)	(0.03)	(0.03)	(0.03)	—	(0.03)	$9.65	(0.35)%	0.55%	0.05%	103%	$266,755
2013	$9.76	0.01	0.03	0.04	(0.03)	(0.06)	(0.09)	$9.71	0.33%	0.55%	0.11%	77%	$346,147
I Class
2017(6)	$9.58	0.05	(0.03)	0.02	(0.05)	—	(0.05)	$9.55	0.22%	0.45%(4)	1.01%(4)	44%(7)	$1,149
A Class
2017(3)	$9.59	0.03	(0.02)	0.01	(0.04)	—	(0.04)	$9.56	0.08%	0.80%(4)	0.62%(4)	44%	$7,639
2017	$9.66	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)	$9.59	(0.29)%	0.80%	0.29%	99%	$10,849
2016	$9.67	0.01	0.01	0.02	(0.03)	—	(0.03)	$9.66	0.19%	0.80%	0.14%	99%	$15,114
2015	$9.64	—(5)	0.05	0.05	(0.02)	—	(0.02)	$9.67	0.50%	0.80%	0.05%	76%	$27,121
2014	$9.71	(0.02)	(0.05)	(0.07)	—	—	—	$9.64	(0.72)%	0.80%	(0.20)%	103%	$30,747
2013	$9.76	(0.02)	0.04	0.02	(0.01)	(0.06)	(0.07)	$9.71	0.14%	0.80%	(0.14)%	77%	$38,902

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$9.29	(0.01)	(0.02)	(0.03)	—	—	—	$9.26	(0.32)%	1.55%(4)	(0.13)%(4)	44%	$641
2017	$9.39	(0.04)	(0.06)	(0.10)	—	—	—	$9.29	(1.06)%	1.55%	(0.46)%	99%	$726
2016	$9.45	(0.06)	—(5)	(0.06)	—	—	—	$9.39	(0.63)%	1.55%	(0.61)%	99%	$971
2015	$9.47	(0.07)	0.05	(0.02)	—	—	—	$9.45	(0.21)%	1.55%	(0.70)%	76%	$820
2014	$9.61	(0.09)	(0.05)	(0.14)	—	—	—	$9.47	(1.46)%	1.55%	(0.95)%	103%	$957
2013	$9.72	(0.09)	0.04	(0.05)	—	(0.06)	(0.06)	$9.61	(0.55)%	1.55%	(0.89)%	77%	$3,322
R Class
2017(3)	$9.55	0.02	(0.02)	—	(0.03)	—	(0.03)	$9.52	(0.05)%	1.05%(4)	0.37%(4)	44%	$138
2017	$9.62	0.01	(0.07)	(0.06)	(0.01)	—	(0.01)	$9.55	(0.62)%	1.05%	0.04%	99%	$1,048
2016	$9.63	(0.01)	—(5)	(0.01)	—	—	—	$9.62	(0.10)%	1.05%	(0.11)%	99%	$380
2015	$9.60	(0.02)	0.05	0.03	—	—	—	$9.63	0.31%	1.05%	(0.20)%	76%	$272
2014	$9.69	(0.04)	(0.05)	(0.09)	—	—	—	$9.60	(0.93)%	1.05%	(0.45)%	103%	$120
2013	$9.76	(0.03)	0.02	(0.01)	—(5)	(0.06)	(0.06)	$9.69	(0.14)%	1.05%	(0.39)%	77%	$173
R5 Class(8)
2017(3)	$9.59	0.05	(0.02)	0.03	(0.06)	–	(0.06)	$9.56	0.30%	0.35%(4)	1.07%(4)	44%	$10,903
2017	$9.66	0.07	(0.05)	0.02	(0.09)	–	(0.09)	$9.59	0.16%	0.35%	0.74%	99%	$22,105
2016	$9.67	0.06	–(5)	0.06	(0.07)	–	(0.07)	$9.66	0.64%	0.35%	0.59%	99%	$42,177
2015	$9.65	0.05	0.04	0.09	(0.07)	–	(0.07)	$9.67	0.91%	0.35%	0.50%	76%	$40,312
2014	$9.72	0.02	(0.04)	(0.02)	(0.05)	–	(0.05)	$9.65	(0.25)%	0.35%	0.25%	103%	$53,011
2013	$9.76	0.04	0.03	0.07	(0.05)	(0.06)	(0.11)	$9.72	0.64%	0.35%	0.31%	77%	$48,242

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

24

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded

25

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 1711

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017